Notes to the consolidated statements of income - U.S. Tax Reform (Details) - EUR (€) € in Thousands		12 Months Ended
	Jan. 01, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure
Statutory tax rate (as a percent)		29.90%	29.69%	29.62%
Tax rate changes		€ (238,130)	€ (120)	€ 1,869
United States
Income Tax Disclosure
Statutory tax rate (as a percent)	21.00%	35.00%
Deferred tax benefit from Tax Cuts and Jobs Act		€ 235,692
Tax rate changes		€ 238,130